Income Taxes (Details 2) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Taxes
Current income tax expense (benefit)	$ 0	$ 0
Deferred income tax expense (benefit)	$ 0	$ 0